INVENTORIES, NET (Tables)	6 Months Ended
Jun. 30, 2017
Inventory Disclosure [Abstract]
Schedule of Inventory, Net
	June 30,	December 31,
	2017	2016
	$	$

Raw materials, parts and supplies	2,581	1,758
Finished products	3,609	4,207

	6,190	5,965